Income Taxes	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Income Taxes
28.	INCOME TAXES

a)	Income tax expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2023	January 31, 2022

Current income tax expense
Related to current year	$345.0	$284.6
Related to prior years	(11.0)	(2.9)
	334.0	281.7
Deferred income tax expense (recovery)
Temporary differences	(49.1)	3.6
Effect of income tax rate changes on deferred income taxes	(0.1)	(0.7)
Increase (decrease) in valuation allowance	15.7	(2.5)
	(33.5)	0.4
Income tax expense	$300.5	$282.1
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2023		January 31, 2022

Income taxes calculated at statutory rates	$309.0	26.5%	$285.3	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(1.8)		(5.9)
Effect of income tax rate changes on deferred income taxes	(0.1)		(0.7)
Increase (decrease) in valuation allowance	15.7		(2.5)
Recognition of income taxes on foreign currency translation	(12.5)		1.8
Recognition of income taxes on inflation	(9.4)		(2.9)
Permanent differences [a]	5.0		1.2
Other	(5.4)		5.8
Income tax expense	$300.5		$282.1
 [a]
The permanent differences result mainly from the foreign exchange (gain) loss on long-term debt denominated in U.S. dollars.
The
income tax statutory rate is
26.5%
for the year ended January 31, 2023 and 2022. The income tax statutory rate is the Bombardier Recreational Products Inc. combined rate applicable in jurisdictions in which it operates.

b)	Deferred income taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2023	January 31, 2022

Related to current assets and liabilities
Inventories	$75.3	$44.9
Investment tax credits receivable	(3.1)	(2.5)
Other current assets	(3.7)	(27.9)
Trade payables and accruals	16.3	18.8
Provisions	98.7	62.6
Other financial liabilities	13.2	6.2
Lease liabilities	10.8	7.3
Deferred revenues	18.4	55.7
Other financial asset	(15.8)	(2.9)
Other	(1.9)	1.0
	208.2	163.2
Related to non-current assets and liabilities
Property, plant and equipment	(71.5)	(62.2)
Intangible assets	(71.3)	(65.3)
Right-of-use assets	(43.1)	(33.5)
Provisions	26.7	19.0
Long-term debt	8.8	1.2
Lease liabilities	36.6	29.8
Deferred revenues	32.1	25.1
Employee future benefit liabilities	32.1	42.6
Other non-current liabilities	(7.7)	(1.7)
Other	2.4	(2.0)
	(54.9)	(47.0)
Related to non-capital losses carried forward	63.3	74.9
Related to capital losses carried forward	25.4	23.9
	242.0	215.0
Unrecognized tax benefits	(43.0)	(24.6)
Total	$199.0	$190.4
As at January 31, 2023, the Company had
non-capital
losses and capital losses available to reduce future taxable income.
As at January 31, 2023,
non-capital
losses amounted to $256.9 million ($296.7 million as at January 31, 2022), of which $220.3 million ($294.9 million as at January 31, 2022) is available to reduce future federal taxable income in the United States and $36.6 million ($1.8 million as at January 31, 2022) is available to reduce future taxable income in other tax jurisdictio
ns.

As at January 31, 2023, the balance of deductible capital losses amounted to $95.9 million ($90.3 million as at January 31, 2022) and are available to offset future taxable capital gains in Canada for an unlimited period of time.
As at January 31, 2023, the Company has $61.4 million in investment tax credits receivable, of which $51.0 million is refundable and $10.4 million is available to reduce income taxes in future periods (respectively $45.4 million, $35.7 million and $9.7 million as at January 31, 2022). The $10.4 million ($9.7 million as at January 31, 2022) is available to reduce future income taxes in the United States.
As at January 31, 2023 and 2022, deferred income taxes assets have been entirely recognized except for certain elements, consisting mainly of deductible capital losses carried forward, as the Canadian and Quebec taxation laws required those losses to be offset with available capital gains in order to be deductible.
In addition, deferred income taxes have not been provided for the undistributed earnings of foreign subsidiaries since either income taxes would not be applicable upon distribution of earnings or the Company determined that such earnings will be indefinitely reinvested. However, distribution in the form of dividends or otherwise from countries where earnings are indefinitely reinvested may be subject to income taxes.